PROPERTY AND EQUIPMENT	12 Months Ended
Oct. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

At October 31, 2022 and 2021, property and equipment consisted of the following:

	Useful Life	October 31, 2022	October 31, 2021
Office equipment and furniture	3 – 5 Years	$53,846	$58,965
Less: accumulated depreciation		(45,158)	(47,700)
		$8,688	$11,265

For the years ended October 31, 2022, 2021 and 2020, depreciation expense amounted to $3,663, $7,862 and $9,625, respectively, which was included in operating expenses.